Document and Entity Information	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2024
Entity File Number	001-42154
Entity Registrant Name	Eshallgo Inc
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12F Block 16, No.1000 Jinhai Road
Entity Address, Adress Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201206
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EHGO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001879754
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20 - F/A (the "Amendment") is being filed by SHL Telemedicine Ltd. (the "Company," "we," "our," or "us") to amend the Company's Annual Report on Form 20 - F for the fiscal year ended March 31, 2024, originally filed with the U.S. Securities Exchange Commission on July 31, 2024 (the "Original Filing"). The Company is filing this Amendment solely to revise and correct certain calculation errors in NOTE 18 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY on F - 39 and subsequently also reflected in certain changes at ITEM 3. KEY INFORMATION - A. Selected Financial Data from pages 1 through 4, as well as certain inadvertent typographical errors at Part III - ITEM 19. EXHIBITS on pages 149 and 150 to the Company's 2024 consolidated financial statements included in the Original Filing.This Amendment consists solely of the cover page, this Explanatory Note, the corrected financial statements, which update and supersede the Company's 2024 consolidated financial statements included in the Original Filing, and certifications by our Chief Executive Officer and Chief Financial Officer. This Amendment does not affect any other parts of, or any other exhibits to, the Original Filing, nor does it reflect events occurring after the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing. The Company's Chief Executive Officer and Chief Financial Officer are providing currently dated revised certifications in connection with this Amendment. The certifications are filed as Exhibits 12.1, 12.2, 13.1 and 13.2
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Auditor Firm ID	5395
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,629,000
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,856,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Qiwei Miao
Contact Personnel Email Address	miaoqiwei@eshallgo.com
Entity Address, Address Line One	12F Block 16, No.1000 Jinhai Road
Entity Address, Adress Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201206
City Area Code	86
Local Phone Number	4006005800